Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates	Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	June 30, 2026	December 31, 2025
VND exchange rate for balance sheet items, except for equity accounts	26,311	26,291
RMB exchange rate for balance sheet items, except for equity accounts	6.7925	6.9956
	For the Six Months Ended June 30,
	2026	2025
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,250	25,696
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	6.8661	7.2524

Schedule of Company Disaggregate Revenue

For the three and six months ended June 30,2026, the Company disaggregate revenue into three streams as the following table:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Revenues from third parties:
Sales of solar cells	$54,638,399	$72,996,313	$147,562,435	$114,019,674
Sales of solar modules	17,049,791	—	18,743,155	—
Provision of OEM services	24,960,176	—	37,158,520	—
	96,648,366	72,996,313	203,464,110	114,019,674
Revenues from related parties:
Sales of solar cells	6,764,604	14,566,338	28,454,484	23,830,234
Sales of solar modules	14,660,493	—	28,928,327	—
Provision of facilitation services	111,432	—	111,432	1,257,254
	21,536,529	14,566,338	57,494,243	25,087,488
Total revenue	$118,184,895	$87,562,651	$260,958,353	$139,107,162

Schedule of Movement of Contract Liabilities

For the six months ended June 30,2026 and 2025, the movement of contract liabilities, including related parties and third parties was as follows:

	For the Six Months Ended June 30,
	2026	2025
Opening balance	$107,940,684	$23,733,705
Addition of contract liabilities	313,963,028	60,695,674
Revenue recognition during the year	(231,357,798)	(16,649,542)
Net off gross billing to the OEM customers	(76,499,994)	—
Foreign exchange adjustment	(2,321)	(31,426)
Ending balance	$114,043,599	$67,748,411
Contract liabilities – third party customers	$49,327,830	$3,205,431
Contract liabilities – related party customers	$64,715,769	$64,542,980

Schedule of Disaggregates Revenues by the Geographic Information	The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the three and six months ended June 30, 2026 and 2025.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
USA	$94,419,518	$51,754,137	$210,516,645	$82,925,271
Other areas	23,765,377	35,808,514	50,441,708	56,181,891
Total	$118,184,895	$87,562,651	$260,958,353	$139,107,162

Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of June 30, 2026 and December 31, 2025.

	June 30, 2026	December 31, 2025
Vietnam	$72,773,235	$77,615,854
USA	45,945,485	42,541,090
Ethiopia	132,398,021	142,456,332
Total	$251,116,741	$262,613,276